Fair Value Measurements	9 Months Ended
Sep. 30, 2025
Fair Value Measurements
Fair Value Measurements

4. Fair Value Measurements

The Company measures the fair values of its assets and liabilities, where applicable, based on the price that would be received upon sale of an asset or the price paid to transfer a liability, in an orderly transaction between market participants at the measurement date, i.e., the “exit price.” Under applicable accounting standards, fair value measurements are categorized into one of three levels based on the inputs to the valuation technique with the highest priority given to unadjusted quoted prices in active markets and the lowest priority given to unobservable inputs. The Company categorizes its fair value measurements of financial instruments based on this three-level hierarchy. The following is a brief description of each level:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the overall fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments for which the determination of fair value requires significant management judgment or estimation. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability. An example for the Company is Investments in Receivables, net (Note 5).

The Company does not have any financial instruments that are subject to fair value measurements on a recurring basis.

Financial Instruments Not Required to Be Carried at Fair Value

The table below summarizes fair value estimates for the Company’s financial instruments that are not required to be carried at fair value.

The carrying amounts in the following table are recorded in the combined and condensed consolidated balance sheet as of September 30, 2025 and December 31, 2024 (in thousands):

	SEPTEMBER 30, 2025		DECEMBER 31, 2024
	CARRYING	ESTIMATED	CARRYING	ESTIMATED
	AMOUNT	FAIR VALUE	AMOUNT	FAIR VALUE
Financial Assets
Investments in receivables, net	$1,640,809	$1,814,191	$1,497,748	$1,646,535
Credit card receivable, net	16,180	16,180	17,176	17,176

Financial Liabilities
Revolving credit facility	—	—	508,146	513,799
Senior unsecured bond due 2026	298,857	300,158	297,828	299,478
Senior unsecured bond due 2029	395,433	422,960	394,405	424,792
Senior unsecured bond due 2030	492,644	525,795	—	—

Investment in receivables, net

The fair value of investments in receivables, net is measured using Level 3 inputs by discounting the estimated future cash flows generated by the Company’s proprietary forecasting models. The key inputs include the estimated future gross cash flow, average cost to collect, and a discount rate. The determination of such inputs requires significant judgment. The Company evaluates the use of key inputs on an ongoing basis and refines the data as it continues to obtain market data. See Note 5 to the combined and condensed consolidated financial statements for additional information.

Credit card receivables, net

The fair value approximates the carrying value, due to their short-term nature.

Revolving Credit Facility

The fair value of the Revolving Credit Facility, as supplemented or modified from time to time, (the “Revolving Credit Facility”) is measured using Level 3 inputs. The fair value approximates the principal value due to the short-term adjustable-rate nature of the notes payable.

Senior unsecured bonds due 2026, 2029 and 2030

The fair value estimates for the Senior Unsecured Bonds are based on quoted prices for identical assets or liabilities in markets that are not active. Accordingly, the Company uses Level 2 inputs for its fair value estimates.